SUBSEQUENT EVENTS - Additional Information (Details) - EBP 001 - shares			12 Months Ended
	May 28, 2026	Jan. 01, 2026	Dec. 31, 2025
EBP, Subsequent Event [Line Items]
Automatic deferral rate, annual increase			1.00%
Automatic deferral rate			3.00%
Maximum
EBP, Subsequent Event [Line Items]
Automatic deferral rate			8.00%
Subsequent Event
EBP, Subsequent Event [Line Items]
Automatic deferral rate, annual increase		1.00%
Common stock portion, number of MasterBrand stock for each share of American Woodmark stock converted	5.150
Subsequent Event | Maximum
EBP, Subsequent Event [Line Items]
Automatic deferral rate		12.00%